As filed with the Securities and Exchange Commission on August 3, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2004

Date of reporting period: May 31, 2004

Item 1. Report to Stockholders.

HOLLENCREST

EQUITY FUND

Semi-Annual Report
May 31, 2004

Shares	COMMON STOCKS: 77.70%	Value

	Beverage: 1.46%
9,000	Coca-Cola Enterprises, Inc.	$247,950

	Biotechnology: 3.32%
9,400	Genentech, Inc.*	562,214

	Casino Gaming: 5.05%
7,000	Ameristar Casinos, Inc.	229,880
15,900	International Game Technology	624,870

		854,750
	Commercial Banks: 0.97%
2,700	East West Bancorp, Inc.	163,809

	Consumer Products: 2.90%
4,000	Jarden Corp.*	140,000
10,500	Helen of Troy Ltd.*#	351,015

		491,015
	Data Processing: 1.77%
7,916	Fiserv, Inc.*	299,383

	Dialysis Centers: 2.25%
8,200	DaVita, Inc.*	380,644

	Drugs: 1.63%
6,500	GlaxoSmithKline plc - ADR#	275,925

	Electronics: 1.92%
5,292	Rogers Corp.*	325,194

	Energy: 2.83%
16,067	Headwaters, Inc.*	335,800
5,600	Southwestern Energy Co.*	143,136

		478,936
	Finance: 4.13%
5,000	ACE Cash Express, Inc.*	119,000
9,000	Countrywide Financial Corp.	580,500

		699,500
	Instruments: 1.58%
5,800	Waters Corp.*	267,264

See Accompanying Notes to Financial Statements.

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Shares	COMMON STOCKS: 77.70% (Continued)	Value

	Internet: 6.24%
5,900	eBay, Inc.*	$523,920
17,338	Yahoo!, Inc.*	531,583

		1,055,503
	Machinery: 1.05%
2,900	The Middleby Corp.*	177,393

	Medical: 4.06%
6,700	Biomet, Inc.	268,804
4,000	LifePoint Hospitals, Inc.*	150,400
6,900	Techne Corp.*	267,375

		686,579
	Multimedia: 2.56%
5,569	The McGraw-Hill Companies, Inc.	433,937

	Petroleum: 3.76%
6,600	Gulf Island Fabrication, Inc.*	125,400
14,223	Patina Oil & Gas Corp.	376,056
6,400	Core Laboratories N.V.*#	134,080

		635,536
	Pharmacy Services: 0.86%
4,000	Accredo Health, Inc.*	145,520

	Restaurants: 2.13%
12,013	Landry’s Restaurants, Inc.	360,390

	Retail: 12.38%
6,000	Big 5 Sporting Goods Corp.*	146,460
6,200	Hibbett Sporting Goods, Inc.*	161,076
7,267	Regis Corp.	316,769
11,281	Starbucks Corp.*	458,460
9,000	The Gap, Inc.	217,350
12,908	The TJX Companies, Inc.	321,538
8,636	Urban Outfitters, Inc.*	474,289

		2,095,942
	Services: 1.84%
8,000	Navigant Consulting, Inc.*	163,600
3,200	UTI Worldwide, Inc.#	147,200

		310,800

See Accompanying Notes to Financial Statements.

3

Shares	COMMON STOCKS: 77.70% (Continued)	Value

	Software: 0.99%
6,600	eResearch Technology, Inc.*	$166,914

	Swimming Pool Supplies: 0.88%
3,700	SCP Pool Corp.	148,925

	Telephone: 2.24%
25,525	MCI, Inc.*	379,046

	Tools: 1.49%
5,800	The Stanley Works	252,590

	Vitamins: 1.85%
8,468	NBTY, Inc.*	312,554

	Wireless Equipment: 5.56%
23,781	Motorola, Inc.	470,150
7,017	QUALCOMM, Inc.	470,630

		940,780
	TOTAL COMMON STOCKS
	(Cost $12,461,130)	13,148,993

	EXCHANGE TRADED FUNDS:17.10%

36,050	iSHARES Russell 1000 Growth Index Fund	1,711,654
10,470	SPDR Trust Series 1	1,181,644

		2,893,298
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $2,719,172)	2,893,298

	SHORT-TERM INVESTMENTS: 5.41%

916,398	Federated Cash Trust Treasury Money Market
	(Cost $916,398)	916,398

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $16,096,700):100.21%	16,958,689
	Liabilities less Other Assets:(0.21%)	(36,024)

	NET ASSETS: 100.00%	$16,922,665

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR	American Depository Receipt

See Accompanying Notes to Financial Statements.

4

ASSETS
Investments in securities, at value (identified cost $16,096,700)	$16,958,689
Cash	9
Receivables
Dividends and interest	7,594
Prepaid expenses	4,993

Total assets	16,971,285
LIABILITIES
Payables
Fund shares redeemed	4,000
Due to advisor	7,691
Distribution and service fees	7,006
Due to administrator	2,548
Audit fees	8,273
Accrued expenses and other liabilities	19,102

Total liabilities	48,620

NET ASSETS	$16,922,665

Net asset value, offering and redemption price per share
[$16,922,665 / 952,487 shares outstanding;
unlimited number of shares (par value $0.01) authorized]
$17.77

COMPONENTS OF NET ASSETS
Paid-in capital	$14,673,319
Accumulated net investment loss	(114,035)
Undistributed net realized gain on investments	1,501,392
Net unrealized appreciation on investments	861,989

Net assets	$16,922,665

See Accompanying Notes to Financial Statements.

5

INVESTMENT INCOME
Income
Dividends (net of withholding tax of $165)	$44,245
Interest	1,557

Total income	45,802
Expenses
Advisory fees (Note 3)	61,476
Distribution fees (Note 4)	20,492
Service fees (Note 5)	20,492
Administration fees (Note 3)	15,041
Fund accounting fees	13,787
Transfer agent fees	12,407
Audit fees	7,772
Registration fees	7,561
Legal fees	4,510
Trustee fees	3,948
Custody fees	3,510
Reports to shareholders	3,011
Miscellaneous	2,255
Insurance expense	411

Total expenses	176,673
Less: advisory fee waiver (Note 3)	(16,836)

Net expenses	159,837

NET INVESTMENT LOSS	(114,035)

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
Net realized gain on investments	1,501,400
Net change in unrealized appreciation on investments	(1,052,249)

Net realized and unrealized gain on investments	449,151

Net Increase in Net Assets Resulting from Operations	$335,116

See Accompanying Notes to Financial Statements.

6

	Six Months Ended May 31, 2004 (Unaudited)	December 23,2002* Through November 30, 2003
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(114,035)	$(149,379)
Net realized gain on investments	1,501,400	859,341
Net change in unrealized appreciation on investments	(1,052,249)	1,914,238
Net increase in net assets resulting from
operations	335,116	2,624,200

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
Net realized gain on security transactions	(709,970)	-

TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST
Net increase in net assets derived from
net change in outstanding shares (a)	1,813,846	12,859,473

Total increase in net assets	1,438,992	15,483,673

NET ASSETS
Beginning of period	15,483,673	-

End of period	$16,922,665	$15,483,673

Accumulated net investment income /(loss)	(114,035)	-

(a) A summary of share transactions is as follows:

	Six Months Ended May 31, 2004 (Unaudited)		December 23, 2002* Through November 30, 2003

	Shares	Paid in Capital	Shares	Paid in Capital
Shares sold	171,566	$3,114,790	1,092,328	$16,825,259
Shares issued on reinvestments of distributions	40,547	709,970	-	-
Shares redeemed+	(111,193)	(2,010,914)	(240,761)	(3,965,786)

Net increase	100,920	$1,813,846	851,567	$12,859,473

+Net of redemption fees of		$25		$-

*Commencement of Operations

See Accompanying Notes to Financial Statements.

7

For a share outstanding throughout each period
	Six Months Ended May 31, 2004 (Unaudited)		December 23, 2002* through November 30, 2003
Net asset value, beginning of period	$18.18		$15.00

Income from investment operations:
Net investment loss	(0.12)		(0.18)
Net realized and unrealized gain on investments	0.53		3.36

Total from investment operations	0.41		3.18

Less distributions:
From realized gain on security transactions	(0.82)		—

Total distributions	(0.82)		—

Net asset value, end of period	$17.77		$18.18

Total return	2.33	%‡	21.20%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$16,923		$15,484
Ratio of expenses to average net assets:
Before expense reimbursement	2.16	%†	2.58	%†
After expense reimbursement	1.95	%†	1.95	%†
Ratio of net investment loss to average net assets
After expense reimbursement	(1.39	%)†	(1.18	%)†
Portfolio turnover rate	142.66	%‡	254.97	%‡

*	Commencement of Operations.
†	Annualized.
‡	Not Annualized

See Accompanying Notes to Financial Statements.

8

NOTE 1 – ORGANIZATION

The Hollencrest Equity Fund, (the “Fund”) is a non-diversified series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. The Fund attempts to achieve its objective by investing primarily in equity securities of small, medium and large domestic companies that offer the possibility of capital growth. The Fund began operations on December 23, 2002.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.     Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B.     Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.     Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized using the interest method. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

9

D.     Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.     Redemption Fees: The Fund charges a 2% redemption fee to shareholders who redeem shares held for less than two months. Such fees are retained by the Fund and accounted for as an addition to paid in capital.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended May 31, 2004, Hollencrest Capital Management (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended May 31, 2004, the Fund incurred $61,476 in Advisory Fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.95% of average net assets (the “expense cap”). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2004, the Advisor reduced its fees in the amount of $16,836; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $96,302 and expire as follows:

Year	Amount
2006	$79,466
2007	$16,836

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

10

Fund asset level	Fee rate
Less than $20 million	$30,000
$20 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator and the Distributor.

NOTE 4 – DISTRIBUTION FEE

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”. For the six months ended May 31, 2004, the Fund paid the Distribution Coordinator $20,492.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Fund has entered into a Shareholder Servicing Agreement with Hollencrest Capital Management (the “Advisor”), under which the Fund pays servicing fees at an annual rate of 0.25% of the average daily net assets of the Fund. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the six months ended May 31, 2004, the Fund incurred shareholder servicing fees of $20,492 under the agreement.

11

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $21,531,636 and $21,589,415, respectively.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

The tax character of distributions paid during the six months ended May 31, 2004, and period ended November 30, 2003, were as follows:

	2004	2003
Ordinary Income	-	-
Long-term capital gains	709,970	-

As of November 30, 2003, the Funds most recent fiscal year end, the components of capital on a tax basis were as follows:

Cost of investments
$14,526,678

Gross unrealized appreciation	1,969,616
Gross unrealized depreciation	(55,378)

Net unrealized appreciation	$1,914,238

Undistributed ordinary income	$709,962
Undistributed long-term capital gain	—

Total distributable earnings	$709,962

Other accumulated gains / (losses)	$—

Total accumulated earnings / (losses)	$2,624,200

12

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-776-4445 or on the U.S. Securities and Exchange Commission’s website at sec.gov.

13

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Advisor
Hollencrest Capital Management
100 Bayview Circle, Suite 500
Newport Beach, California 92660
www.hollencrest.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
(866) 776-4445

Independent Auditors
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 866-776-4445.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.
Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrants Board of Trustees.

Item 10. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

1

Item 11. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s N-CSR filed February 5, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date ____7/26/04__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date ___7/26/04___________

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date ____7/28/04__________

* Print the name and title of each signing officer under his or her signature.

3

CERTIFICATIONS

I, Eric M. Banhazl, certify that:

1.I have reviewed this report on Form N-CSR of Advisors Series Trust;
2.Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3.Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4.The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
(b)Omitted;
(c)Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
(d)Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5.The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
(a)All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
(b)Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: _____7/26/04__________	/s/ Eric M. Banhazl
Eric M. Banhazl
President

CERTIFICATIONS

I, Douglas G. Hess, certify that:

1.I have reviewed this report on Form N-CSR of Advisors Series Trust;
2.Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3.Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
(b)Omitted;
(c)Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
(d)Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
(a)All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
(b)Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: ___7/28/04____________	/s/ Douglas G. Hess
Douglas G. Hess
Treasurer

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act

Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, each of the undersigned officers of the Advisors Series Trust, does hereby certify, to such officer’s knowledge, that the report on Form N-CSR of the Advisors Series Trust for the six months ended May 31, 2004, fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable, and that the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Advisors Series Trust for the stated period.

/s/ Eric M. Banhazl	/s/ [Douglas G. Hess
Eric M. Banhazl	Douglas G. Hess
President, Advisors Series Trust	Treasurer, Advisors Series Trust

Dated: ___7/28/04________

This statement accompanies this report on Form N-CSR pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and shall not be deemed as filed by Advisors Series Trust for purposes of the Securities Exchange Act of 1934.